Related party transactions (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Key management remuneration [Abstract]
Short term employee benefits	$ 13,009	$ 12,899
Share-based payments	10,831	10,836
Total	$ 23,840	$ 23,735